10. Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Payable

Notes payable consists of the following at:

	March 31, 2016	December 31, 2015
Acquisition note – Powerdyne	$25,000	$50,000
Convertible promissory notes – debt acquisition	100,000	100,000
Notes payable – original bridge	120,000	120,000
Notes payable – bridge loan #1	330,000	355,000
Notes payable – bridge loan #2	175,000	175,000
Notes payable – bridge loan #3	250,000	250,000
	1,000,000	1,050,000
Less current portion	(1,000,000)	(1,050,000)
Long-term portion	$–	$–

Notes Payable Settlement Agreements

During the fourth quarter of 2014, we reached Settlement Agreements with most of our noteholders to restructure their notes. In the restructuring of our notes payable, which was one of our Company’s conditions for closing of the Sky Rover SPA, our noteholders agreed to a) forgo payment of nearly all of the interest which had been accrued but unpaid as of the dates of the each settlement agreement, b) a new interest rate of 10% per annum, c) a new maturity date of August 1, 2015, and d) a Company option to convert into free-trading shares of our common stock at any time our common stock has a closing bid price per share of $1.00 or more for 20 consecutive trading days after the closing of the SPA. Certain noteholders also agreed to relinquish shares of our common stock they received with their original notes, contingent upon the Sky Rover SPA closing which occurred subsequent to March 31, 2015. Because the shares were contingent upon the closing, and until then remain in the name and possession of the note holders, the shares were considered contingent consideration and will be accounted for upon transfer. In addition, holders of the convertible promissory notes – debt acquisition, notes payable – bridge loan #2 and notes payable – bridge loan #3 also agreed to forgo any additional principal payable under their notes. As a result of these settlements, we recorded gains on extinguishment of debt totaling $952,400 in 2014. After modification of the notes described above, all notes are now considered convertible.

Convertible Promissory Notes – Debt Acquisition

During the first quarter of 2013 we entered into Debt Acquisition Agreements (“Debt Agreements”) with two parties affiliated with each other (the “Debt Funders”). Under the Debt Agreements, we issued convertible promissory notes totaling $150,000, $50,000 of which was subsequently converted to equity. The notes bear interest at 10% per annum and are repayable at two times the principal amount of the notes. Repayment is to be made by conversion into shares of our common stock based on a 20-day volume weighted average price with the minimum conversion price based on a market valuation for our company of $10 million the maximum based on a market valuation of $20 million. The due date by which the Debt Funders were to convert the notes is December 31, 2013, but such conversion has not yet been made. In December 2014 we entered into Settlement Agreements with the holders of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements. Accordingly, these notes are no longer convertible at the option of the holder.

Note Payable – Original Bridge

These notes payable were transferred to us from FTCY in November 2010 with all noteholders consenting to the transfer. The notes, which had an original face value totaling $245,000, bear interest from 10% to 12% per annum and are repayable from a pool of 10% of gross proceeds from the sales of the FITT Original product. In December 2013, a noteholder converted $75,000 of this debt to equity. Although we have received sales proceeds from FITT Original, no payments have been made to date on these notes payable. As such, the notes payable are in default and have been recorded as current liabilities in the accompanying Consolidated Balance Sheets for all periods presented. In 2014, we facilitated a share purchase agreement between Greenome and a significant shareholder. Per the terms of the agreement the Company was relieved of $50,000 in debt from the shareholder.

Note Payable – Bridge Loan #1

This debt arose from an offering we initiated in 2010 of up to $1.0 million of units of securities, each unit consisting of a 12% unsecured promissory note and 0.083 shares of the Company’s common stock for every dollar invested. In connection with this offering, we issued notes with face value totaling $580,000. During the three-month periods ended December 31, 2013 and March 31, 2014, respectively, noteholders converted $175,000 and $50,000 into equity, respectively. The notes were repayable 12 months from the date of issue and repayment was to come from a pool of 10% of cash receipts from the sales of the FITT Original product. Although we have received sales proceeds from FITT Original, no payments have been made to date on these notes payable. In the fourth quarter of 2014, we entered into Settlement Agreements with the holders of $345,000 face value of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements.

Note Payable – Bridge Loan #2

In November 2011, we initiated a Bridge Loan offering of up to $1.0 million of units of securities, each unit consisting of a 10% convertible promissory note (interest rate increasing to 18% upon an event of default) and 5.5 shares of our common stock for every dollar invested with repayment to be made at two times the principal amount of the notes. The notes mature at various dates, all of which are within twelve months of the date of issuance. In connection with this offering, we issued notes with principal amounts totaling $255,000 (repayment amounts totaling $510,000). During the three-month period ended December 31, 2013, $160,000 in repayment amounts were converted to equity. In the event we file a registration statement with the SEC and it is declared effective, we have the option to repay the original principal plus accrued interest in shares of our common stock calculated at the offering price within the registration. No payments have been made to date on these notes payable.

The additional principal of $255,000 was accreted over the respective term of each of the notes. We also recorded an initial discount on the notes of $11,275 based on the estimated fair market value of our common shares on the date of issuance. As of March 31, 2015 and December 31, 2014, there was no remaining unamortized discount. In the fourth quarter of 2014 we entered into Settlement Agreements with the holders of $150,000 face value of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements.

Note Payable – Bridge Loan #3

In December 2012, we initiated a Bridge Loan offering of up to $1.0 million of units of securities, each unit consisting of a 10% convertible promissory note (interest rate increasing to 18% upon an event of default). During the second quarter of 2013, we issued a note with face value totaling $250,000 in connection with the offering and received proceeds of $225,000. The note is repayable at two times the principal amount of the note (repayment amount of $500,000) and matured June 30, 2013. We have the option to repay the note in cash, shares of common stock of the merged entity, or a combination of cash and shares of common stock. Any portion of payment made in shares of our common stock are to be valued at the 20-day volume weighted adjusted market price of the stock of the merged entity. No payments have been made to date on these notes payable.

We recorded an initial discount of $25,000 on this note which we amortized through June 30, 2013, the effective maturity date of the note. The additional principal of $250,000 was accreted through the effective maturity date of June 30, 2013. In the fourth quarter of 2014, we entered into Settlement Agreements with the holder of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements, with the exception that the modified note does not contain a conversion option.

Notes payable consists of the following at December 31:

	2015	2014
Acquisition note - Powerdyne	$50,000	$–
Convertible promissory notes – debt acquisition	100,000	100,000
Notes payable – original bridge	120,000	120,000
Notes payable – bridge loan #1	355,000	355,000
Notes payable – bridge loan #2	175,000	200,000
Notes payable – bridge loan #3	250,000	250,000
Convertible promissory note – Asher/Goldenrise	–	55,000
Convertible promissory notes – service agreement	–	20,000
Subtotal	1,050,000	1,100,000
Less current portion	(1,050,000)	(1,100,000)
Long-term portion	$–	$–

Notes Payable Settlement Agreements

During the fourth quarter of 2014 and the first quarter of 2015, we reached settlements with most of our noteholders to restructure their notes (“Settlement Agreements”). In the restructuring of the notes payable, which was one of our Company’s conditions for closing of the Sky Rover SPA, our noteholders agreed to a) forgo payment of nearly all of the interest which had been accrued but unpaid as of the dates of each settlement agreement, b) a new interest rate of 10% per annum, c) a new maturity date of August 1, 2015, and d) a Company option to convert into free-trading shares of our common stock at any time the common stock has a closing bid price per share of $1.00 or more for 20 consecutive trading days after the closing of the Sky Rover SPA. Certain noteholders also agreed to relinquish to Sky Rover shares of their common stock they received with their original notes, contingent upon the Sky Rover SPA closing which occurred on April 17, 2015. In addition, holders of the restructured convertible promissory notes also agreed to forgo any additional principal (over and above the original principal) payable under their notes. As a result of these settlements, we recorded gains on extinguishment of debt totaling $952,400 in 2014 and $35,403 in 2015.

Acquisition Note – Powerdyne

In connection with our acquisition of Powerdyne (see Note 3), we are required to make the following remaining Installment Payments of $25,000 due January 1, 2016, and April 1, 2016. As collateral for the timely payment of the Installment Payments, we pledged and granted a security interest in the acquired membership interest of Powerdyne to the seller, until such time all Installment Payments have been made. Subsequent to December 31, 2015, the remaining Installment Payments were made.

Convertible Promissory Notes – Debt Acquisition

During the first quarter of 2013 we entered into Debt Acquisition Agreements (“Debt Agreements”) with two parties affiliated with each other (the “Debt Funders”). Under the Debt Agreements, we issued convertible promissory notes totaling $150,000, $50,000 of which was subsequently converted to equity. Prior to the Settlement Agreements discussed above, the notes bore interest at 10% per annum and were repayable at two times the principal amount of the notes. Repayment was to be made by conversion into shares of our common stock based on a 20-day volume weighted average price with the minimum conversion price based on a market valuation $10 million and the maximum is based on a market valuation of $20 million. The due date by which the Debt Funders were to convert the notes was December 31, 2013, but such conversion was never made. In December 2014, we entered into Settlement Agreements with the holders of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements. Accordingly, these notes are no longer convertible at the option of the holder.

Note Payable – Original Bridge

These notes had an original face value totaling $245,000. Prior to the Settlement Agreements discussed above, they bore interest from 10% to 12% per annum and were repayable from a pool of 10% of gross proceeds from the sales of certain F.I.T.T. energy drink products. In December 2013, a noteholder converted $75,000 of this debt to equity. In 2014, we facilitated a share purchase agreement between Greenome Development Group, Inc. (“Greenome”) and a significant shareholder. Per the terms of the agreement, we were relieved of $50,000 in debt from the shareholder. No payments have been made to date on these notes. In December 2014, we entered into Settlement Agreements with the holders of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements.

Note Payable – Bridge Loan #1

In 2010, we initiated an offering to issue up to $1.0 million of units of securities, each unit consisting of a 12% unsecured promissory note and 0.083 shares of our common stock for every dollar invested. In connection with this offering, we issued notes with face value totaling $580,000. During the three-month periods ended December 31, 2013 and March 31, 2014, respectively, the noteholders converted $175,000 and $50,000 into shares of common stock. The notes were repayable 12 months from the date of issue and repayment was to come from a pool of 10% of cash receipts from the sales of certain F.I.T.T. energy drink products. No payments have been made to date on these notes. In December 2014, we entered into Settlement Agreements with the holders of $345,000 face value of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements.

Note Payable – Bridge Loan #2

In November 2011, we initiated a Bridge Loan offering of up to $1.0 million of units of securities, each unit consisting of a 10% convertible promissory note (interest rate increasing to 18% upon an event of default) and 5.5 shares of our common stock for every dollar invested with repayment to be made at two times the principal amount of the notes. The notes matured at various dates, all of which were within twelve months of the respective date of issuance. In connection with this offering, we issued notes with principal amounts totaling $255,000 (repayment amounts totaling $510,000). The additional principal of $255,000 was accreted over the respective term of each of the notes. We also recorded an initial discount on the notes of $11,275 based on the estimated fair market value of our common shares on the date of issuance. As of December 31, 2014, there was no remaining unamortized discount. During the three-month period ended December 31, 2013, $80,000 in principal amounts ($160,000 in repayment amounts) were converted to equity. Prior to the Settlement Agreements discussed above, in the event we filed a registration statement with the SEC and it was declared effective, we had the option to repay the original principal plus accrued interest in shares of its common stock calculated at the offering price within the registration. No payments have been made to date on these notes payable. We entered into Settlement Agreements in the fourth quarter of 2014 with holders of $150,000 face value of these notes, and in the first quarter of 2015 with holders of $25,000 face value of these notes, all with the same terms as described under the above caption Notes Payable Settlement Agreements.

Note Payable – Bridge Loan #3

In December 2012, we initiated a Bridge Loan offering of up to $1.0 million of units of securities, each unit consisting of a 10% convertible promissory note (interest rate increasing to 18% upon an event of default). During the second quarter of 2013, we issued a note with face value totaling $250,000 in connection with the offering and received proceeds of $225,000. We recorded an initial discount of $25,000 on this note which was amortized through June 30, 2013, the effective maturity date of the note. The additional principal of $250,000 was accreted through the effective maturity date of June 30, 2013. Prior to the Settlement Agreements discussed above, the note was repayable at two times the principal amount of the note (repayment amount of $500,000) and matured June 30, 2013. Our Company had the option to repay the note in cash, shares of common stock of the merged entity, or a combination of cash and shares of common stock. Any portion of payment made in shares of our common stock was to be valued at the 20-day volume weighted adjusted market price of the stock of the merged entity. No payments have been made to date on these notes payable. In the fourth quarter of 2014, we entered into Settlement Agreements with the holder of these notes, with the same terms as described under the above caption Notes Payable Settlement Agreements, with the exception that the modified note does not contain a conversion option.

Convertible Promissory Note – Asher/Goldenrise

On January 6, 2014, we issued a convertible promissory note to Asher Enterprises, Inc. (“Asher”) in the amount of $42,500. The note bore interest at 8% per annum and matured on October 8, 2014. Any amount of principal or interest which was not paid by the maturity date would bear interest at 22% per annum from the maturity date. The note was convertible into shares of our common stock beginning 180 days from the date of the note at a conversion price of 58% of the market price of the common stock. The note included a ratchet provision, which adjusted the conversion price in the event of a capital raise at a lower amount per share than the conversion price. We recorded an initial discount of $2,500 which was through October 8, 2014, the maturity date, and accelerated the amortization as a result of the note assumption by Goldenrise Development, Inc. (“Goldenrise”) described below. During the years ended December 31, 2015 and 2014, $0 and $2,500, respectively was amortized to expense.

On July 15, 2014, we entered into an Assignment Agreement with Asher and Goldenrise under which Asher agreed to assign the note to Goldenrise for consideration of $55,000. Also effective on July 15, 2014 and subsequent to the assignment, we amended the note to revise the principal amount to $55,000 and to modify the conversion feature so that the conversion price cannot be lower than $0.15 per share. The amendment also eliminated the note’s ratchet provision. As such, derivative accounting does not apply under the new terms. In connection with this transaction, we recorded a loss on extinguishment of debt of $9,948.

Convertible Promissory Notes – Service Agreement

During the first quarter of 2013, we became obligated to issue convertible promissory notes totaling $20,000 to a company under a Service Agreement. The notes bear no interest and were to be repayable through a conversion into shares of our common stock. We have now determined that the service provider has not performed any services under the agreement and allowed for adequate time for the service provider to make good on their service obligation. Therefore, management believes the obligation is invalid. As a result, in 2015 we eliminated the note and recorded a gain on extinguishment of debt of $20,000.

Debt Conversions

In April 2015, Goldenrise converted its convertible promissory note into 123,268 shares of common stock in accordance with the terms of the note.